UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08649

                           EII REALTY SECURITIES TRUST
             -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                          717 Fifth Avenue, 10th Floor
                               NEW YORK, NY 10022
             -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Richard J. Adler
                          717 Fifth Avenue, 10th Floor
                               NEW YORK, NY 10022
             -----------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-303-0478
                                                           --------------

                        Date of fiscal year end: JUNE 30
                                                -------------

                     Date of reporting period: JUNE 30, 2006
                                              -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                 E.I.I. REALTY

                                SECURITIES TRUST
                              Institutional Shares

                                 JUNE 30, 2006
                                 ANNUAL REPORT

                                  888-323-8912

E.I.I. REALTY SECURITIES TRUST Table of Contents

Letter to Shareholders.....................................................  1
Portfolio Sectors .........................................................  7
Disclosure of Fund Expenses ...............................................  8
Schedule of Investments ...................................................  9
Statements of Assets and Liabilities ...................................... 14
Statements of Operations .................................................. 15
Statements of Changes in Net Assets........................................ 16
Financial Highlights....................................................... 18
Notes to the Financial Statements ......................................... 20
Report of Independent Registered Public Accounting Firm.................... 24
Additional Information (unaudited)......................................... 25
Trustees and Officers Information.......................................... 28

                         E.I.I. REALTY SECURITIES TRUST

                         E.I.I. REALTY SECURITIES FUND

                                 JUNE 30, 2006

To Our Shareholders of the E.I.I. Realty Securities Fund:

For the fiscal year ended June 30, 2006, the E.I.I. Realty Securities Fund produced a total return of 20.54% compared to the NAREIT Equity Index return of 19.06%. Real estate investment trust ("REITs") were particularly strong in the first quarter of 2006 with gains of over 14%, followed by a correction in the second quarter that resulted in a decline of 1.39% for the Fund vs. 1.59% for the NAREIT Equity Index. REITs outperformed general equities as measured by the S&P 500 Index, which returned 8.62% for the year ending June 30, as well as fixed income investments as measured by the Lehman Aggregate Index, which declined 0.81% for the period.

REITs are now in the seventh consecutive year of out-performance of broad equity markets. There are a number of factors that are contributing to this remarkable record. Real estate is a lagging cyclical industry, so after several years of economic expansion virtually all property types are achieving significant improvements in funds from operations. The acceleration in growth in real estate returns is occurring when many investors anticipate a slowing in corporate earnings growth. From a cyclical standpoint, therefore, real estate is approaching the sweet spot, and modest rates of new development mitigating the risk of oversupply indicates the favorable operating environment can continue.

Commercial real estate is functioning as a hedge against inflation. Reported inflation rates have risen despite the tightening of monetary policy by the Federal Reserve which has driven short-term interest rates up to 5.25%. The rise in rates is impacting the housing markets, the source of much of the strength in the US economy for the past three years, which in turn is the source of confusion about the "real estate" markets. But there is an important distinction between the single family home markets and commercial real estate, which has been particularly distorted in the current cycle. The Consumer Price Index measures the cost of housing using owners' equivalent rent, which uses apartment rental rates as a proxy for housing costs. In this cycle historically low interest rates lowered home mortgage costs so much as to draw tenants out of apartments causing home prices to soar and rents to stagnate. Now, with higher interest rates, that process is reversed, and apartment rents are rising often at double digit rates, even as housing prices trend lower. Only now are these inflation measures picking up the cost of "housing", but real estate, in particular apartments, are the beneficiary. This helps explain not only the strong performance of real estate, but the out-performance of the apartment sector in particular.

REITs have been a beneficiary of the substantial growth in mergers and private equity. 15 REITs have been acquired in the last 18 months, mostly for cash, a manifestation of the enormous liquidity in the market. There is an unusually large component of dedicated capital in the REIT market, so that when a REIT is acquired for cash, much of that cash is reinvested in other REITs, which in turn brings their valuation more in line with the prices that private buyers are willing to pay.

Finally, REITs continue to benefit from the shift in investor preferences in retirement portfolios. As Baby Boomers begin to retire there is a secular shift underway towards investments with an income component, as well as the inflation hedge, diversification, and ease of administration that characterize REITs. This shift in investor behavior should be a dominant theme for the next several decades.

There are a number of concerns. The volatility of REIT prices has risen both as a result of the consistently strong performance, and the emergence of exchange traded funds that serve as derivatives for hedge fund investors attracted by this strong performance. Though REITs may be hedged more than most other investments from inflation, as interest rates rise as a result of inflation real estate valuation could be impacted. Capitalization rates for real estate are "sticky", reacting with a lag to other interest rates, so a protracted rise in interest rates could cause cap rates to rise, particularly in the event of a downturn in economic growth.

                         E.I.I. REALTY SECURITIES TRUST

                         E.I.I. REALTY SECURITIES FUND

                                 JUNE 30, 2006

During the fiscal year the mix of investments in the Fund has shifted. We have increased the weighting of apartments and office properties to benefit from the rising rents and improving fundamentals, while taking some profits by bringing our shopping mall weighting below market in anticipation of a slowdown in consumer spending. We have also moved to an underweight position in lodging, the most volatile sector, as the rates of growth level off.

We thank you for the support and confidence you have placed in us.

Sincerely,

Richard J. Adler
President & Chief Executive Officer

                         E.I.I. REALTY SECURITIES TRUST

              E.I.I. REALTY SECURITIES FUND - INSTITUTIONAL SHARES

                                 JUNE 30, 2006

  Comparison of Changes in the Value of a $10,000 Investment in E.I.I. Realty
                                Securities Fund
 and the NAREIT Equity Index (1) and the Wilshire Real Estate Securities Index
            (1) From Inception (June 11, 1998) through June 30, 2006

                               [GRAPHIC OMITTED]
                      EDGAR REPRESENTATION OF DATA POINTS

                                               NAREIT           Wilshire Real
                        E.I.I. Realty          Equity         Estate Securities
                        Securities Fund        Index              Index

    6/11/1998            10,000                  10,000           10,000
    6/30/1998            10,260                  10,253           10,253
    7/31/1998             9,650                   9,587            9,539
    8/31/1998             8,940                   8,683            8,548
    9/30/1998             9,390                   9,174            9,027
   10/31/1998             9,213                   9,004            8,903
   11/30/1998             9,415                   9,137            9,071
   12/31/1998             9,306                   8,907            8,941
    1/31/1999             9,112                   8,720            8,747
    2/28/1999             9,000                   8,515            8,678
    3/31/1999             8,908                   8,477            8,631
    4/30/1999             9,801                   9,281            9,551
    5/31/1999            10,039                   9,485            9,712
    6/30/1999             9,728                   9,332            9,547
    7/31/1999             9,382                   9,035            9,182
    8/31/1999             9,309                   8,920            9,044
    9/30/1999             8,910                   8,581            8,636
   10/31/1999             8,613                   8,370            8,475
   11/30/1999             8,571                   8,234            8,342
   12/31/1999             8,955                   8,495            8,656
    1/31/2000             8,987                   8,523            8,691
    2/29/2000             8,847                   8,421            8,525
    3/31/2000             9,256                   8,698            8,899
    4/30/2000             9,856                   9,283            9,533
    5/31/2000             9,933                   9,374            9,648
    6/30/2000            10,336                   9,615            9,973
    7/31/2000            11,163                  10,455           10,868
    8/31/2000            10,690                  10,031           10,477
    9/30/2000            11,141                  10,350           10,818
   10/31/2000            10,631                   9,902           10,348
   11/30/2000            10,876                  10,029           10,581
   12/31/2000            11,591                  10,735           11,316
    1/31/2001            11,501                  10,847           11,429
    2/28/2001            11,264                  10,674           11,192
    3/31/2001            11,321                  10,777           11,201
    4/30/2001            11,582                  11,034           11,467
    5/31/2001            11,798                  11,301           11,788
    6/30/2001            12,490                  11,964           12,421
    7/31/2001            12,181                  11,726           12,173
    8/31/2001            12,616                  12,155           12,598
    9/30/2001            12,009                  11,650           11,851
   10/31/2001            11,627                  11,317           11,407
   11/30/2001            12,288                  11,940           12,147
   12/31/2001            12,578                  12,231           12,499
    1/31/2002            12,625                  12,254           12,553
    2/28/2002            12,812                  12,491           12,840
    3/31/2002            13,573                  13,240           13,630
    4/30/2002            13,561                  13,353           13,712
    5/31/2002            13,703                  13,534           13,850
    6/30/2002            13,975                  13,904           14,134
    7/31/2002            13,248                  13,176           13,259
    8/31/2002            13,176                  13,151           13,264
    9/30/2002            12,698                  12,646           12,678
   10/31/2002            11,925                  12,037           12,048
   11/30/2002            12,458                  12,604           12,644
   12/31/2002            12,510                  12,698           12,829
    1/31/2003            12,073                  12,328           12,454
    2/28/2003            12,192                  12,532           12,637
    3/31/2003            12,311                  12,782           12,958
    4/30/2003            12,773                  13,345           13,504
    5/31/2003            13,523                  14,151           14,279
    6/30/2003            13,805                  14,459           14,558
    7/31/2003            14,545                  15,233           15,402
    8/31/2003            14,639                  15,315           15,567
    9/30/2003            15,125                  15,836           16,091
   10/31/2003            15,229                  16,122           16,336
   11/30/2003            15,963                  16,825           17,043
   12/31/2003            16,493                  17,414           17,585
    1/31/2004         17,081.56                  18,167           18,241
    2/28/2004         17,410.05                  18,485           18,615
    3/31/2004         18,518.71                  19,507           19,715
    4/30/2004         15,780.86                  16,663           16,979
    5/31/2004         16,867.77                  17,851           18,266
    6/30/2004         17,321.80                  18,374           18,808
    7/31/2004         17,610.27                  18,434           18,921
    8/31/2004         19,118.15                  19,898           20,395
    9/30/2004         19,090.48                  19,886           20,356
   10/31/2004         20,240.99                  20,952           21,456
   11/30/2004         21,157.25                  21,853           22,468
   12/31/2004         22,184.07                  22,914           23,708
    1/31/2005         20,278.16                  20,990           21,764
    2/28/2005         20,827.61                  21,634           22,428
    3/31/2005         20,552.89                  21,298           22,186
    4/30/2005         21,754.76                  22,431           23,271
    5/31/2005         22,530.48                  23,209           24,036
    6/30/2005         23,582.02                  24,376           25,320
    7/31/2005         25,312.29                  26,115           27,219
    8/31/2005         24,272.77                  25,160           26,177
    9/30/2005         24,359.40                  25,310           26,271
   10/31/2005         23,925.39                  24,711           25,769
   11/30/2005         25,022.41                  25,752           26,934
   12/31/2005         25,257.89                  25,701           27,044
    1/31/2006         26,959.20                  27,577           28,959
    2/28/2006         27,404.16                  28,071           29,593
    3/31/2006         28,817.55                  29,488           31,212
    4/30/2006         27,822.65                  28,391           30,045
    5/31/2006         27,089.09                  27,582           29,152
    6/30/2006         28,425.21                  29,017           30,849



Wilshire Real Estate Securities Index  $30,849

NAREIT Equity Index  $29,017

E.I.I. Realty Securities Fund  $28,425


--------------------------------------------------------------------------------
                  Returns for the Periods Ended June 30, 2006

                                 CUMULATIVE TOTAL RETURN                AVERAGE ANNUAL TOTAL RETURN
                                ----------------------------            ---------------------------
                                FISCAL  CALENDAR
                                YEAR    YEAR-TO-   SINCE                THREE   FIVE   SINCE
                                6/30    DATE       INCEPTION*           YEARS   YEARS  INCEPTION*
                                ----------------------------            -------------------------
E.I.I. Realty Securities
Fund                            20.54%  12.54%      184.25%             27.22%  17.88%  13.84%
NAREIT Equity Index(1)          19.06%  12.92%      190.18%             26.14%  19.39%  14.14%
Wilshire Real Estate
Securities Index(1)             21.84%  14.07%      208.46%             28.44%  19.95%  15.01%

*         Inception date was June 11, 1998.

(1)       For the period from June 11, 1998 through  June 30,  1998,  the Morgan
          Stanley

REIT Index was used to calculate the returns.

Returns are historical and include change in share price and reinvestment of dividends and capital gains. Past performance does not guarantee future results. Investment performance fluctuates. Fund shares, when redeemed, may be worth more or less than original cost. The Fund's performance takes into account all applicable fees and expenses. The benchmarks are widely accepted unmanaged indices of overall market performance and do not take into account charges, fees and other expenses.
--------------------------------------------------------------------------------

                         E.I.I. REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                                 JUNE 30, 2006

To Our Shareholders of the E.I.I. International Property Fund:

The E.I.I. International Property Fund completed its second year of operation with assets of nearly $157 million. In the fiscal year ending June 30 the Fund returned 39.14% compared with 31.97% for the benchmark (1) . The Fund was particularly strong in the first quarter of 2006, rising 18.76%. Strong real estate fundamentals largely buffered the second quarter sell-off across all international markets, resulting in only a -1.12% return. Since inception on July 1, 2004 the total return was 34.38% compared with 32.00% for the custom benchmark.

The second quarter correction was prompted by concern that central bank tightening around the world to stem inflation would go too far, and as a result risk was re-priced. However, fundamentals continued to strengthen in virtually all property markets, stabilizing share prices. In the meantime the expansion of the real estate investment trust ("REIT") structure worldwide continues, broadening investor interest in the sector. The UK will inaugurate a REIT structure in 2007, and it is now under active consideration in Germany. Many companies also announced their intention to go public to take advantage of the new structures. This further boosted investor confidence in the sector by expanding the investment universe.

                                     EUROPE

The UK property market experienced solid growth and demand for office space in London strengthened despite generally weaker economic conditions. By mid-year the vacancy rate in the West End was down to 6%, and space is becoming difficult to secure at any price. Developers are benefiting in this supply constrained environment.

The property market in France has finally begun to recover. With vacancy rates of only 4.5% in Paris, landlords are beginning to raise rents as much as 20%. There is an increase in the demand for home ownership, strengthening markets. There has been further liberalization in the French REIT structure to provide local companies a lower cost of capital, with many new offerings now planned.

While the Italian economy is slowly recovering, leasing activity is accelerating. In Milan and Rome office market supply is tightening, suggesting higher rents in the near future. After the end of the quarter, the market was rocked by the announcement that tax rates on real estate transactions would rise significantly, which brought objections from market participants. The ultimate compromise could permit a REIT structure. However, within three weeks the government ultimately reversed their position and stocks recovered dramatically.

In Germany there has been considerable foreign investment in the apartment sector in anticipation of the implementation of a REIT structure. However, there has been political backlash out of concern that it would result in higher rents, so the issue is not yet resolved.

                                      ASIA

In Japan the property market exhibited solid growth as office vacancies declined to below 1% in the prime locations and rents rose as much s 25-50% over the previous year. Land prices reversed 15 years of steady declines, rising by as much as 20% in some areas. Most of this improvement was in the prime Tokyo and Osaka locations, with more remote locations still experiencing deflation. Retail sales are rising supporting retail rental growth. However, scandals in the second quarter caused property share prices to decline 10%, so that the property share market is trading at substantial discounts to net asset value ranging from 10-30%.

In Hong Kong the office and retail property sectors are well on their way to recovery, but the residential sector may be reaching full value. Office rents in the prime HK locations rose 75% in 2005, and are forecast to rise 25% in 2006.

Following the second quarter correction in property share prices, property shares are trading at discounts ranging from 1035%, and values continue to rise for the underlying properties.

                         E.I.I. REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                                 JUNE 30, 2006

China remains the hottest market in Asia, with property company shares up over 50%. While in the past most development activities centered on Shanghai and Beijing, the property markets in cities such as Chongqing and Nanjing are in the early stages of development and have become prime markets for Hong Kong and Singaporean developers. While Chinese authorities have initiated some measures to cool speculation, the ultimate impact has been far less than expected given the strong underlying demand for real estate.

In Singapore, the property securities market exhibited a similar pattern as in Hong Kong, with a correction in the second quarter, but unlike Hong Kong the property market is just beginning to recover in all sectors, residential as well as office and retail. Office rents recently rose 11% in prime locations, and vacancy rates fell to 2.7%. Major foreign financial institutions have located regional offices in Singapore. The recently announced casino development will bring over $6 billion of new capital as well as new jobs to the region and will increase the need for high quality office space and housing.

                                FUND OPERATIONS

In addition to strong performance and significant growth in the assets in the Fund, which more than tripled in the fiscal year ended June 30, we are pleased to announce that an affiliate of the Fund advisor E.I.I Realty Securities has established an office in Singapore to enhance our research capabilities for property shares in the region. The office is headed by Suang Eng Tsan, with 19 years of property and securities experience.

We thank you for the support and confidence you have placed in us.

Sincerely,
/S/ RICHARD J. ADLER
Richard J. Adler
President & Chief Executive Officer

                         E.I.I. REALTY SECURITIES TRUST

           E.I.I. INTERNATIONAL PROPERTY FUND - INSTITUTIONAL SHARES

                                 JUNE 30, 2006

Comparison  of  Changes  in  the  Value  of  a  $10,000   Investment  in  E.I.I.
International Property Fund, the EPRA / NAREIT Global Index ex NA (1) and the 60/40 Custom Benchmark (2) From Inception (July 1, 2004) through June 30, 2006

                               [GRAPHIC OMITTED]
                      EDGAR REPRESENTATION OF DATA POINTS


                                        EPRA / NAREIT
                E.I.I. International    Global Index         60/40 Custom
                Property Fund           ex NA                Benchmark

    6/30/2004      10,000.00            10,000.00           10,000.00
    7/31/2004       9,850.00            10,124.00           10,104.00
    8/31/2004      10,060.00            10,449.00           10,418.00
    9/30/2004      10,310.00            10,682.00           10,689.00
   10/31/2004      10,730.00            11,020.00           11,044.00
   11/30/2004      11,900.00            12,111.00           12,173.00
   12/31/2004      12,661.10            12,813.10           12,971.10
    1/31/2005      12,701.29            12,682.00           12,801.00
    2/28/2005      13,022.84            12,859.00           13,045.00
    3/31/2005      12,661.10            12,403.00           12,564.00
    4/30/2005      12,746.75            12,629.00           12,821.00
    5/31/2005      12,827.29            12,666.00           12,942.00
    6/30/2005      12,968.25            12,972.00           13,192.00
    7/31/2005      13,572.36            13,317.10           13,485.10
    8/31/2005      13,914.69            13,595.00           13,794.00
    9/30/2005      14,579.22            14,098.00           14,235.00
   10/31/2005      14,095.93            13,606.00           13,651.00
   11/30/2005      14,458.39            13,931.00           13,960.00
   12/31/2005      15,365.32            15,085.00           14,908.00
    1/31/2006      16,786.33            16,064.00           15,986.00
    2/28/2006      17,154.36            16,473.10           16,550.10
    3/31/2006      18,248.23            17,144.00           17,311.00
    4/30/2006      18,422.03            17,530.00           17,664.00
    5/31/2006      17,491.72            16,764.00           17,050.00
    6/30/2006      18,043.77            17,147.00           17,409.00

E.I.I. International Property Fund  $18,044

EPRA / NAREIT Global Index ex NA $17,147

60/40 Custom Benchmark  $17,109

Note:(1) European Public Real Estate  Association (EPRA) - EPRA / NAREIT Global
         Index ex North America in USD

     (2) EPRA Europe Index 60% and EPRA Asia Index 40% in USD. The benchmark is customized to more closely reflect theregional allocation of the fund. The index is a passively managed portfolio that does not include account charges, fees and other expenses.

--------------------------------------------------------------------------------
                  Returns for the Periods Ended June 30, 2006

                                 CUMULATIVE TOTAL RETURN                AVERAGE ANNUAL TOTAL RETURN
                                ----------------------------            ---------------------------
                                FISCAL  CALENDAR
                                YEAR    YEAR-TO-   SINCE                    SINCE
                                6/30    DATE       INCEPTION*               INCEPTION*
                                ----------------------------                ----------

E.I.I. International Fund      39.14%    17.43%    80.44%                   34.38%
60/40 Custom Benchmark(1)      31.97%    16.79%    74.09%                   32.00%
EPRA / NAREIT Global Index
ex NA(2)                       32.19%    13.67%    71.47%                   31.00%

*         Inception date was July 1, 2004.

(1) EPRA Europe Index 60% and EPRA Asia Index 40% in USD. The benchmark is customized to more closely reflect the regional allocation of the fund.

(2) European Public Real Estate Association (EPRA) -EPRA / NAREIT Global Index ex North America in USD

Returns are historical and include change in share price and reinvestment of dividends and capital gains. Past performance does not guarantee future results. Investment performance fluctuates. Fund shares, when redeemed, may be worth more or less than original cost. The Fund's performance takes into account all applicable fees and expenses. The benchmarks are unmanaged indices of overall market performance and do not take into account charges, fees and other expenses.

                         E.I.I. REALTY SECURITIES TRUST

                              AS OF JUNE 30, 2006


E.I.I. REALTY SECURITIES FUND                                  E.I.I. REALTY SECURITIES FUND
SECTORS1                                                       SECTORS1
COMMON AND PREFERRED STOCKS                                    COMMON STOCKS
Real Estate Investment Trusts.................. 99.05%         Real Estate Investment Trusts....................  94.59%
SHORT-TERM INSTRUMENTS.........................  0.95          SHORT-TERM INSTRUMENTS ..........................   5.41
TOTAL .........................................100.00%         TOTAL............................................ 100.00%

1 As a percentage to total holdings as of June 30, 2006. Holdings are subject to change.

                  E.I.I. REALTY SECURITIES TRUST EXPENSE TABLE

As a Shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

The line entitled "Actual Fund Return," provides information about actual account values and actual expenses. This information, together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the cost shown for your share class in the row entitled "Expenses Paid During Period" to estimate the expenses incurred on your account during this period.

The line entitled "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing cost of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

DISCLOSURE OF FUND EXPENSES
                                 FOR THE PERIOD JANUARY 1, 2006 TO JUNE 30, 2006

EXPENSE TABLE

                                               BEGINNING    ENDING    EXPENSES
                                                ACCOUNT     ACCOUNT     PAID    ANNUALIZED
                                                 VALUE       VALUE     DURING    EXPENSE
E.I.I.  REALITY  SECURITIES  FUND               1/1/2006   6/30/2006   PERIOD     RATIO
Actual Fund Return............................  $1,000.00  $1,125.40   $5.27       1.0%
Hypothetical 5% Return........................  $1,000.00  $1,019.84   $5.01       1.0%

E.I.I INTERNATIONAL  PROPERTY  FUND
Actual  Fund   Return.........................  $1,000.00  $1,174.30   $5.39       1.0%
Hypothetical  5%  Return......................  $1,000.00  $1,019.84   $5.01       1.0%

*Expenses are equal to each Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                        E.I.I REALTY SECURITIES TRUST

                         E.I.I. REALTY SECURITIES FUND

                            SCHEDULE OF INVESTMENTS

                                 JUNE 30, 2006

                                                         SHARES       VALUE
                                                         ------       -----
COMMON STOCK - 100.83%
Alexandria Real Estate Equities, Inc.                     7,700   $ 682,836
AMB Property Corp.                                       23,700   1,198,035
Archstone-Smith Trust                                    37,533   1,909,304
AvalonBay Communities, Inc.                              20,362   2,252,444
BioMed Realty Trust, Inc.                                17,800     532,932
Boston Properties, Inc.                                  17,547   1,586,249
Brandywine Realty Trust                                  24,239     779,769
BRE Properties, Inc., Class A                            12,400     682,000
Brookfield Properties Corp.                              51,074   1,643,050
CBL & Associates Properties, Inc.                         7,100     276,403
Developers Diversified Realty Corp.                      15,377     802,372
Equity Lifestyle Properties, Inc.                         5,300     232,299
Equity Residential                                       42,400   1,896,552
Federal Realty Investment Trust                           8,000     560,000
Highwoods Properties, Inc.                                9,100     329,238
Hilton Hotels Corp.                                      14,196     401,463
Host Marriott Corp.                                      80,454   1,759,529
Kilroy Realty Corp.                                      14,800   1,069,300
Kimco Realty Corp.                                       45,364   1,655,332
Liberty Property Trust                                   10,600     468,520
Macerich Co. (The)                                       12,832     900,806
Mills Corp. (The)                                        23,100     617,925
Nationwide Health Properties, Inc.                       21,400     481,714
Pan Pacific Retail Properties, Inc.                      13,400     929,558
ProLogis                                                 48,022   2,502,907
Public Storage, Inc.                                     16,933   1,285,215
Reckson Associates Realty Corp.                          37,800   1,564,164
Regency Centers Corp.                                    12,233     760,281
Shurgard Storage Centers, Inc.                            5,157     322,312
Simon Property Group, Inc.                               32,636   2,706,830
SL Green Realty Corp.                                     7,800     853,866
Spirit Finance Corp.                                     47,800     538,228
Starwood Hotels & Resorts Worldwide, Inc.                 9,900     597,366
Taubman Centers, Inc.                                     9,200     376,280
U-Store-It Trust                                         23,300     439,438
United Dominion Realty Trust, Inc.                       40,166   1,125,050
Ventas, Inc.                                             16,400     555,632
Vornado Realty Trust                                     14,139   1,379,259
Weingarten Realty Investors                              14,300     547,404
                                                                 ----------
TOTAL COMMON STOCK (Cost $22,223,035)                            39,201,862
                                                                 ----------
PREFERRED STOCK - 0.41%
Simon Property Group, L.P.                                2,306     157,961
                                                                 ----------
TOTAL PREFERRED STOCK (Cost $123,486)                               157,961
                                                                 ----------
                See Accompanying Notes to Financial Statements.

                         E.I.I REALTY SECURITIES TRUST

                         E.I.I. REALTY SECURITIES FUND

                      SCHEDULE OF INVESTMENTS (CONTINUED)

                                 JUNE 30, 2006

                                                           PAR         VALUE
                                                        ---------    ----------
SHORT TERM OBLIGATION - 0.97%

Provident Institutional Funds, Treasury Trust Portfolio $ 378,086    $ 378,086
                                                                  ------------
Total Short Term Obligation (Cost $378,086)                            378,086
                                                                  ------------
Total Investments - 102.21% (Cost $22,724,607)                      39,737,909
Liabilities in Excess of Other Assets - (2.21)%                       (860,240)
                                                                  ------------
Total Net Assets - 100.00%                                        $ 38,877,669
                                                                  ============

                See Accompanying Notes to Financial Statements.

                         E.I.I REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                            SCHEDULE OF INVESTMENTS

                                 JUNE 30, 2006

                                                        SHARES     VALUE
                                                       --------   --------
COMMON STOCKS - 94.85%

AUSTRALIA - 2.61%
Westfield Group                                         309,679 $ 3,987,206
Westfield Group - New*                                    5,985      76,392
                                                                -----------
Total (Cost $3,993,908)                                           4,063,598
                                                                -----------
FINLAND - 0.48%
Citycon Oyj                                             162,840     751,662
                                                                -----------
Total (Cost $598,287)                                               751,662
                                                                -----------
FRANCE - 12.82%
Gecina SA                                                14,554   1,905,622
Klepierre                                                38,500   4,457,625
Nexity                                                   61,500   3,571,714
Societe de la Tour Eiffel                                29,154   3,448,214
Unibail                                                  38,017   6,625,644
                                                                -----------
Total (Cost $17,465,642)                                         20,008,819
                                                                -----------
GERMANY - 0.81%
DIC Asset AG                                             49,228   1,258,916
                                                                -----------
Total Germany (Cost $1,179,288)                                   1,258,916
                                                                -----------
HONG KONG - 16.29%
China Overseas Land & Investment, Ltd.                6,450,000   3,923,812
China State Construction International Holdings, Ltd.   105,555      40,770
Hang Lung Properties, Ltd.                            2,925,000   5,234,647
Hysan Development Co., Ltd.                           1,379,484   3,889,623
Kerry Properties, Ltd.                                1,075,678   3,663,150
Shangri-La Asia, Ltd.                                 2,168,085   4,173,152
Sino Land Co., Ltd.                                   2,808,435   4,483,661
                                                                -----------
Total (Cost $19,875,221)                                         25,408,815
                                                                -----------
ITALY - 9.57%
Aedes SpA Ligure Lombarda per Imprese e Costruzioni     367,100   2,419,733
Immobiliare Grande Distribuzione                      1,760,000   5,423,555
Risanamento SpA                                         930,150   7,094,435
                                                                -----------
Total (Cost $10,691,407)                                         14,937,723
                                                                -----------
JAPAN - 16.60%
AEON Mall Co., Ltd.                                     114,000   4,796,746
Daiwa House Industry Co., Ltd.                          304,000   4,866,553

                See Accompanying Notes to Financial Statements.

                         E.I.I REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                      SCHEDULE OF INVESTMENTS (CONTINUED)

                                 JUNE 30, 2006

                                                        SHARES      VALUE
                                                       --------   --------

JAPAN (CONTINUED)
Diamond City Co., Ltd.                                   70,000 $ 2,767,791
Mitsubishi Estate Co., Ltd.                             202,000   4,293,924
Mitsui Fudosan Co., Ltd.                                260,800   5,669,317
Tokyu Land Corp.                                        450,000   3,507,414
                                                                -----------
Total (Cost $22,990,657) 25,901,745
                                                                -----------
SINGAPORE - 8.85%
Allgreen Properties, Ltd.                             1,400,000   1,115,503
Capitaland, Ltd.                                        989,000   2,814,367
Hongkong Land Holdings, Ltd.                          1,185,000   4,337,100
K-REIT Asia*                                            176,800     141,990
Keppel Land, Ltd.                                       884,000   2,258,425
Wing Tai Holdings, Ltd.                               3,500,000   3,142,884
                                                                -----------
Total (Cost $12,213,969)                                         13,810,269
                                                                -----------
SPAIN - 4.89%
Fadesa Inmobiliaria, SA                                 121,557   4,168,628
Sol Melia, SA                                           215,000   3,466,633
                                                                -----------
Total (Cost $6,505,020)                                           7,635,261
                                                                -----------
THAILAND - 0.64%
Central Pattana Public Co., Ltd.                        500,000     262,089
Land & Houses Public Co., Ltd., NVDR                  4,000,000     739,090
                                                                -----------
Total Thailand (Cost $1,034,697)                                  1,001,179
                                                                -----------
UNITED KINGDOM - 21.29%
British Land Co. plc                                    294,744   6,885,192
Capital & Regional plc                                  175,571   3,284,629
Derwent Valley Holdings plc                             107,660   3,122,253
Great Portland Estates plc                              493,500   4,563,782
Hammerson plc                                           270,200   5,917,044
Helical Bar plc                                          12,485      86,594
Land Securities Group plc                               125,000   4,147,632
Quintain Estates & Development plc                      200,668   2,397,609
Shaftesbury plc                                         295,700   2,811,138
                                                                -----------
Total (Cost $26,931,596)                                         33,215,873
                                                                -----------
TOTAL COMMON STOCKS (Cost $123,479,692)                         147,993,860
                                                                -----------

                See Accompanying Notes to Financial Statements.

                         E.I.I REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                      SCHEDULE OF INVESTMENTS (CONTINUED)

                                 JUNE 30, 2006

                                                        SHARES      VALUE
                                                       --------   --------

WARRANTS - 0.00%
China Overseas Land & Investment, Ltd.,
Expires 07/18/2007 *,**                              806,250   $          0
                                                               ------------
Total Warrants (Cost $0)                                                  0
                                                               ------------
SHORT TERM OBLIGATION - 5.42%
PNC Bank Money Market Fund                         8,466,701      8,466,701
                                                               ------------
TOTAL SHORT TERM OBLIGATION (COST $8,466,701)                     8,466,701
                                                               ------------
TOTAL INVESTMENTS - 100.27% (COST $131,946,393)                 156,460,561

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.27)%                    (428,253)
                                                               ------------
TOTAL NET ASSETS - 100.00%                                     $156,032,308
                                                               ============

*    Denotes non-income  producing  security.
**   Issuer will begin trading on July 17, 2007
NVDR Non Voting Depositary  Receipt

                 See Accompanying Notes to Financial Statements.

                         E.I.I. REALTY SECURITIES TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES

                                 JUNE 30, 2006

                                                                                E.I.I. REALTY                E.I.I.
                                                                                                        INTERNATIONAL
                                                                                  SECURITIES              PROPERTY
                                                                                    FUND                      FUND
                                                                                ------------            -------------
ASSETS:

Investments at value (Cost $22,724,607 and $131,946,393).............           $ 39,737,909            $ 156,460,561
Cash ................................................................                      1                        5
Dividends receivable ................................................                115,091                  299,740
Interest receivable .................................................                  2,851                   50,827
Receivable for investment securities sold ...........................                594,304                  274,342
Receivable for fund shares sold .....................................                     --                  365,809
Tax reclaim receivables..............................................                     --                   82,880
Total Assets ........................................................             40,450,156              157,534,164
                                                                                ------------            -------------
LIABILITIES:
                                                                                ------------            -------------
Payable for investment securities purchased.........................                 471,592                  397,375
Payable for fund shares redeemed ...................................               1,000,000                  864,056
Payable to Custodian ...............................................                      --                   79,050
Payable to investment advisor.......................................                  18,252                   68,599
Payable for Administration fees.....................................                   8,753                   18,326
Accrued expenses and other payables ................................                  73,890                   74,450
                                                                                ------------            -------------
Total Liabilities...................................................               1,572,487                1,501,856
                                                                                ------------            -------------
NET ASSETS ........................................................             $ 38,877,669            $ 156,032,308
                                                                                ============            =============
NET ASSETS consist of:
Par value .........................................................                 $ 35,829                 $ 88,417
Paid-in capital....................................................                6,698,555              129,319,977
Undistributed net investment income ...............................                    4,572                  981,425
Accumulated net realized gain on investment transactions...........               15,125,411                1,126,202
Net unrealized appreciation on foreign currency....................                       --                    2,119
Net unrealized appreciation on investment securities ..............               17,013,302               24,514,168
                                                                                ------------            -------------
TOTAL NET ASSETS ..................................................             $ 38,877,669            $ 156,032,308
                                                                                ============            =============
CAPITAL STOCK, (unlimited authorized shares at $0.01 par value)
Institutional Class Shares outstanding ............................                3,582,895                8,841,730
                                                                                ============            =============
NET ASSET VALUE, offering and redemption price per share
Institutional Class Share .........................................                   $10.85                   $17.65
                                                                                ============            =============

                See Accompanying Notes to Financial Statements.

                         E.I.I. REALTY SECURITIES TRUST

                            STATEMENTS OF OPERATIONS

                            YEAR ENDED JUNE 30, 2006

                                                                                     E.I.I.                  E.I.I.
                                                                              REALTY SECURITIES          INTERNATIONAL
                                                                                     FUND                PROPERTY FUND
                                                                                 -----------              -----------
INVESTMENT INCOME
Dividends (less foreign taxes withheld $9,912 and $139,192) .............        $ 1,293,391              $ 1,856,602
Interest.................................................................             54,687                  307,649
                                                                                 -----------              -----------
Total Investment Income .................................................          1,348,078                2,164,251
                                                                                 -----------              -----------
EXPENSES
Advisory fee ............................................................            426,752                  676,976
Administrative fee ......................................................             85,350                  135,395
Trustees' fees and expenses..............................................             30,962                   40,679
Transfer agency fees ....................................................             40,584                   51,074
Legal fees ..............................................................             25,556                   30,638
Audit fees...............................................................             15,074                   52,185
Custodian fee ...........................................................             26,608                   72,956
Filing fees .............................................................             21,843                   25,598
Shareholders' reports ...................................................             10,609                    9,290
Insurance expense .......................................................              8,837                    3,234
Miscellaneous expenses ..................................................             14,574                   19,195
                                                                                 -----------              -----------
   Total expenses........................................................            706,749                1,117,220
Less: expenses waived ...................................................           (137,747)                (214,586)
                                                                                 -----------              -----------
   Net expenses .........................................................            569,002                  902,634
                                                                                 -----------              -----------
Net Investment Income....................................................            779,076                1,261,617
                                                                                 -----------              -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain on Investment Transactions ..........................         21,831,474                1,697,078
  Net Realized Loss on Foreign Currency Transactions ....................                 --                  (54,025)
  Change in Unrealized Appreciation (Depreciation) on
  Investment Securities..................................................        (11,709,850)              22,015,650
  Translation of Assets and Liabilities in Foreign Currencies ...........                 --                   (2,067)
                                                                                 -----------              -----------
                                                                                  10,121,624               23,656,636
                                                                                 -----------              -----------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS ...............................................        $10,900,700              $24,918,253
                                                                                 ===========              ===========

                See Accompanying Notes to Financial Statements.

                         E.I.I. REALTY SECURITIES TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                    E.I.I. REALTY SECURITIES FUND

                                                                  Year Ended              Year Ended
                                                                 June 30, 2006          June 30, 2005
                                                               ----------------        ---------------
INCREASE IN NET ASSETS
OPERATIONS:
  Net Investment Income ..................................     $    779,076              $ 1,852,850

  Net Realized Gain on Investment
     Transactions ........................................       21,831,474               19,409,530
  Capital Gain Dividends Received ........................               --                  557,129
  Change in Unrealized Appreciation (Depreciation)
   on Investment Securities ..............................      (11,709,850)               4,737,017
                                                               ------------              -----------
    Net Increase in Net Assets
      Resulting From Operations ..........................       10,900,700               26,556,526
                                                               ------------              -----------
DISTRIBUTIONS FROM:
  Net Investment Income ..................................       (1,101,212)              (1,697,969)
  Net Capital Gain .......................................      (20,345,178)             (19,671,137)
                                                               ------------              -----------
  Total Distributions.....................................      (21,446,390)             (21,369,106)
                                                               ------------              -----------
CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS: (1)
  Shares Issued...........................................        2,832,684                   88,762
  Shares Issued in Reinvestment of Distributions .........       19,595,510               20,796,578
  Shares Redeemed ........................................      (41,701,920)             (53,681,076)
                                                               ------------              -----------
    Net Decrease from Capital
    Share Transactions....................................      (19,273,726)             (32,795,736)

Total Decrease in Net Assets..............................      (29,819,416)             (27,608,316)
                                                               ------------              -----------
NET ASSETS
  Beginning of Year ......................................       68,697,085               96,305,401
                                                               ------------              -----------
  End of Year(2) .........................................     $ 38,877,669             $ 68,697,085
                                                               ============              ===========
(1) SHARES ISSUED AND REDEEMED - INSTITUTIONAL CLASS:
  Shares Issued ..........................................          279,503                    6,985
  Shares Reinvested ......................................        2,008,587                1,608,519
  Shares Redeemed ........................................       (4,239,521)              (3,728,562)
                                                               ------------              -----------
                                                                 (1,440,472)              (2,624,017)
                                                               ============              ===========
(2) Including undistributed net investment income.........     $      4,572              $   326,708
                                                               ============              ===========

                See Accompanying Notes to Financial Statements.

                         E.I.I. REALTY SECURITIES TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                  E.I.I. INTERNATIONAL PROPERTY FUND
                                                                  ----------------------------------
                                                                   Year Ended           Year Ended
                                                                  June 30, 2006       June 30, 2005*
INCREASE (DECREASE) IN NET ASSETS
 OPERATIONS:
       Net Investment Income ...................................    $  1,261,617       $    274,551
       Net Realized Gain on Investment Transactions.............       1,697,078            381,897
       Net Realized Loss on Foreign Currency
         Transactions ..........................................         (54,025)          (184,839)
       Change in Unrealized Appreciation
         on Investment Securities ..............................      22,015,650          2,498,518
       Translation of Assets and Liabilities in Foreign
         Currencies ............................................          (2,067)             4,186
                                                                    ------------       ------------
            Net Increase in Net Assets Resulting
            From Operations ....................................      24,918,253          2,974,313
                                                                    ------------       ------------
DISTRIBUTIONS FROM:
       Net Investment Income ...................................        (431,680)           (77,536)
       Net Capital Gain ........................................        (717,805)           (54,396)
                                                                    ------------       ------------
            Total Distributions.................................      (1,149,485)          (131,932)
                                                                    ------------       ------------
CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS: (1)
       Shares Issued............................................      87,264,026         44,950,850
       Shares Issued in Reinvestment of Distributions ..........       1,143,966            131,932
       Shares Redeemed .........................................      (4,069,589)               (26)
                                                                    ------------       ------------
            Net Increase from Capital
            Share Transactions..................................      84,338,403         45,082,756
                                                                    ------------       ------------
Total Increase in Net Assets ...................................     108,107,171         47,925,137
                                                                    ------------       ------------
NET ASSETS
  Beginning of Year ............................................      47,925,137                 --
                                                                    ------------       ------------
  End of Year(2) ...............................................    $156,032,308       $ 47,925,137
                                                                    ============       ============
(1) SHARES ISSUED AND REDEEMED - INSTITUTIONAL CLASS:
  Shares Issued ................................................       5,287,968          3,710,806
  Shares Reinvested ............................................          76,163             10,503
  Shares Redeemed ..............................................        (243,708)                (2)
                                                                    ------------       ------------
                                                                       5,120,423          3,721,307
                                                                    ============       ============
(2) Including  undistributed  net  investment  income...........    $    981,425       $     24,941
                                                                    ============       ============

* The Fund commenced operations on July 1, 2004.

                See Accompanying Notes to Financial Statements.

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I REALTY SECURITIES FUND

                              FINANCIAL HIGHLIGHTS

       FOR AN INSTITUTIONAL CLASS SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                                                    Year Ended       Year Ended        Year Ended
                                               Year Ended         Year Ended         June 30,         June 30,          June 30,
                                             June 30, 2006      June 30, 2005          2004             2003              2002
                                             -------------      -------------      -------------     -------------    -------------
Net Asset Value, Beginning of Year.......... $       13.68      $       12.59      $       10.30     $       11.81    $       11.01
                                             -------------      -------------      -------------     -------------    -------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income..................          0.17               0.40               0.56              0.38             0.45
     Net Gain (Loss) on Securities
         (Realized and Unrealized)..........          2.02               3.92               2.04             (0.64)            0.81
                                             -------------      -------------      -------------     -------------    -------------
          Total from Investment Operations..          2.19               4.32               2.60             (0.26)            1.26
                                             -------------      -------------      -------------     -------------    -------------
 LESS DISTRIBUTIONS
     Net Investment Income..................         (0.24)             (0.25)             (0.26)            (0.35)           (0.46)
     Net Capital Gains......................         (4.78)             (2.98)             (0.05)            (0.90)             -
                                             -------------      -------------      -------------     -------------    -------------
          Total Distributions...............         (5.02)             (3.23)             (0.31)            (1.25)           (0.46)
                                             -------------      -------------      -------------     -------------    -------------
Net Asset Value, End of Year................ $       10.85      $       13.68      $       12.59     $       10.30    $       11.81
                                             =============      =============      =============     =============    =============
Total Return................................         20.54%             36.15%             25.48%            (1.19%)          11.89%

Net Assets, End of Year (thousands)......... $      38,878      $      68,697      $      96,305     $     113,650    $     189,067

Ratio of Expenses to Average Net Assets.....          1.00%              1.00%              1.00%             1.00%            1.00%

Ratio of Expenses to Average Net Assets
(Excluding Waivers and Reimbursement
   of Expenses).............................          1.24%              1.20%              1.13%             1.12%            1.06%

Ratio of Net Investment Income to
   Average Net Assets.......................          1.37%              2.06%              3.76%             5.15%            5.16%

Ratio of Net Investment Income to Average
   Net Assets (Excluding Waivers and
     Reimbursement of Expenses).............          1.13%              1.86%              3.63%             5.03%            5.10%

Portfolio Turnover Rate.....................            44%                43%                86%               57%              72%

                See Accompanying Notes to Financial Statements.

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I REALTY SECURITIES FUND

                              FINANCIAL HIGHLIGHTS


                  FOR AN INSTITUTIONAL CLASS SHARE OUTSTANDING.

                                                     Year Ended         Year Ended
                                                    June 30, 2006     June 30, 2005(1)
                                                    -------------     ----------------
Net Asset Value, Beginning of Year................  $       12.88     $          10.00
                                                    -------------     ----------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income.........................          0.22(2)              0.09
     Net Gain on Securities (Realized and
        Unrealized)................................          4.78                 2.88
                                                    -------------     ----------------
          Total from Investment Operations.........          5.00                 2.97
                                                    -------------     ----------------
LESS DISTRIBUTIONS
     Net Investment Income.........................         (0.09)               (0.04)
     Net Capital Gains.............................         (0.14)               (0.05)
                                                    -------------     ----------------
          Total Distributions......................         (0.23)               (0.09)
                                                    -------------     ----------------
Net Asset Value, End of Year......................  $       17.65     $          12.88
                                                    -------------     ----------------
Total Return.......................................         39.14%               29.68%

Net Assets, End of Year (thousands)................ $     156,032     $         47,925

Ratio of Expenses to Average Net Assets............          1.00%                1.00%

Ratio of Expenses to Average Net Assets
(Excluding Waivers and Reimbursement
   Of Expenses)....................................          1.23%                1.65%

Ratio of Net Investment Income to
   Average Net Assets..............................          1.39%                1.59%

Ratio of Net Investment Income to Average
   Net Assets (Excluding Waivers and
     Reimbursement of Expenses)....................          1.16%                0.94%

Portfolio Turnover Rate............................            14%                  27%

(1) The Fund commenced operations on July 1, 2004.

(2) Per share numbers have been calculated using the average share method.

                See Accompanying Notes to Financial Statements.

                         E.I.I. REALTY SECURITIES TRUST

                       NOTES TO THE FINANCIAL STATEMENTS

                                 JUNE 30, 2006

A. ORGANIZATION:

E.I.I. Realty Securities Trust (the "Trust") was organized on December 22, 1997, as a Delaware statutory trust under the laws of the State of Delaware and is registered under the Investment Company Act of 1940, as amended, as an open-end, non- diversified management investment company with the following series: E.I.I. Realty Securities Fund and E.I.I. International Property Fund. E.I.I. International Property Fund commenced operations on July 1, 2004. Each series, in effect, represents a separate fund, and is referred to herein as a "Fund" or collectively as the "Funds".

FUND SHARES

The Funds may offer three classes of shares; Institutional, Adviser and Investor. As of June 30, 2006, the Adviser and Investor Classes had not commenced operations. Shares of all classes represent equal pro-rata interests in the Funds, except that each class will bear different expenses that will reflect the difference in the range of services to be provided to them. In addition, redemptions from the E.I.I International Properties Fund, including exchange redemptions, within 90 days of purchase are subject to a redemption fee equal to 1.5% of the redemption proceeds, which are retained by the Fund.

B. SIGNIFICANT ACCOUNTING POLICIES:

The  following  significant  accounting  policies  are in  conformity  with U.S.
generally   accepted   accounting   principles   ("GAAP").   Such  policies  are
consistently followed by the Funds in preparation of its financial statements.

USE OF ESTIMATES: The preparation of financial statements in accordance with GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Estimates include the classification of distributions received by the Funds from the issuers of the Funds' portfolio securities. These distributions may be classified as either dividend income, capital gains or as non-taxable distributions. The final classifications of these distributions cannot be determined until reported to the Funds by the issuers of the Funds' portfolio securities, which normally occurs in January after the end of the calendar year. Reclassification of distributions made to the Funds will not affect the net assets of the Funds. The reclassification of distributions received by the Funds may require the Funds to reclassify a portion of their distributions to Fund shareholders.

SECURITY VALUATION: Securities traded on a nationally recognized securities exchange will be valued at the last sale price, or if no sale, at the mean between the latest bid and asked price. Securities traded in any other U.S. or foreign market shall be valued in a manner as similar as possible to the above, or if not so traded, on the basis of the latest available bid price. If market quotations are not readily available, or the price is not considered representative of market value, securities are valued at their fair value as determined in good faith by the Trust's pricing committee under procedures adopted by the Trust's Board of Trustees. Investments in other investment companies are valued at net asset value.

SECURITY TRANSACTIONS: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statements and federal income tax purposes.

EXPENSES: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund of the Trust are allocated among the respective funds. In addition, expenses of a Fund not directly attributable to the operations of a particular class of the Fund are allocated to the separate classes based upon the relative net assets of each class.

INCOME RECOGNITION: Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on ex-date. Awards from class action litigation are recorded as a reduction of cost if the Funds still own the applicable securities on the payment date. If the Funds no longer own the applicable securities, the proceeds are recorded as realized gains.

The Funds estimate components of distributions from real estate investment trusts ("REITs"). Return of capital distributions are recorded as a reduction of cost of the related investments. If the Funds no longer own the applicable securities, any distributions received in excess of income are recorded as realized gains.

                         E.I.I. REALTY SECURITIES TRUST

                                 JUNE 30, 2006

Dividends and Distributions: Dividends from net investment income, if any, are declared and paid quarterly for the E.I.I. Realty Securities Fund and annually for the E.I.I. International Property Fund. Net realized gains on portfolio securities, if any, are distributed at least annually by the Funds. However, to the extent net realized gains can be offset by capital loss carryovers, such gains will not be distributed. Distributions are recorded by the Funds on the ex-dividend date.

The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

For the year ended June 30, 2006, permanent differences resulting primarily from
PFIC  adjustments  and  foreign  currency   transactions   were  identified  and
reclassified among the components of the Funds' net assets as follows:

                                                         Increase/(Decrease)   Increase/(Decrease)
                                           Increase/        Undistributed        Accumulated Net
                                           (Decrease)       Net Investment          Realized
                                         Paid-in Capital    Income/(Loss)          Gain/(Loss)
                                         ---------------    ------------           ----------
Fund
----
E.I.I. Realty Securities Fund                   $ 0           $      0              $      0
E.I.I.  International  Property Fund              0            126,547              (126,547)

Net  investment  income and net  realized  gains  (losses),  as disclosed on the
Statements   of   Operations,   and  net  assets  were  not  affected  by  these
reclassifications.

FEDERAL INCOME TAXES: The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

NEW ACCOUNTING PRONOUNCEMENTS: In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely- than-not to be sustained as of the adoption date. As of June 30, 2006, the Funds have not evaluated the impact that will result from adopting FIN 48.

FOREIGN ISSUER RISK: The Funds that invest in foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards and practices used by domestic issuers. In addition, foreign securities markets may be less liquid, more volatile, and less subject to governmental supervision than in the U.S. Investments in foreign countries could be affected by factors not present in the U.S., including expropriation, confiscation of property and difficulties in enforcing contracts.

CURRENCY RISK: Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in rates may erode or reverse gains produced by investments denominated in foreign currencies.

INDEMNIFICATIONS: The Funds enter into contracts that contain a variety of indemnifications. The Fund maximum exposure under these arrangements is unknown. The Funds do not anticipate recognizing any loss related to these arrangements.

                         E.I.I. REALTY SECURITIES TRUST

                                 JUNE 30, 2006

C. INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES:

INVESTMENT ADVISORY FEE

The Funds have entered into an Investment Advisory Agreement with E.I.I. Realty Securities, Inc. (the "Adviser" or "E.I.I.") for day-to-day portfolio management services to be provided by the Adviser. The Investment Advisory Agreement provides for the Adviser to receive a fee calculated daily and payable monthly at an annual rate of 0.75% of the Funds' average daily net assets.

ADMINISTRATION FEE

E.I.I. will also provide administrative services to the Funds. Under the Administrative Services Agreement, E.I.I. will receive a fee payable monthly at an annual rate of 0.15% of the Funds' average daily net assets. E.I.I. has entered into a sub- administration contract with PFPC Inc. ("PFPC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., under which E.I.I. pays PFPC to provide certain administrative services to the Funds. PFPC provides the Funds with sub-administrative services pursuant to a sub-administration agreement. The services include the day-to-day administration of the matters related to the corporate existence of the Trust, maintenance of its records, preparation of reports, supervision of the Trust's arrangements with its custodian and assistance in the preparation of the Trust's registration statements under federal and state laws.

TRANSFER AGENT FEE

PFPC also serves as transfer agent for the Funds and receives a fee for related services pursuant to a transfer agency agreement with the Trust.

CUSTODY FEE

PFPC Trust Company serves as the custodian for the Funds and receives a fee for related services pursuant to a custodian agreement with the Trust.

TRUSTEES FEE

The Funds pay each Disinterested Trustee an annual fee of $16,000, which includes compensation for all regular quarterly board meetings. The Chairman of the Board recieves an additional $4,000 on an annual basis. The Trustees receive additional fees of $1,000 for special meetings and $500 for phone meetings held during the year. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings. These fees are allocated between the Funds based on average net assets.

DISTRIBUTOR

Effective April 1, 2006, PFPC Distributors, Inc. serves as the distributor of the Funds' shares.

EXPENSE LIMITS AND FEE WAIVER

E.I.I. has agreed to waive a portion of its Investment Advisory Fee and/or assume the expenses of the Funds to the extent necessary to keep the annual expenses of the Funds to not more than 1.00% of the average daily net assets of the Institutional Share Class of each Fund. To the extent that the Adviser waives Investment Advisory Fees and/or absorbs expenses of the Funds, it may seek payment of a portion or all of such waived fees and/or assumed expenses at any time within three fiscal years after the fiscal year in which the Investment Advisory fees were waived and/or expenses were assumed, subject to the 1.00% expense limitation stated above. The total amount of fees waived and/or assumed by the Adviser during the last three fiscal years ended June 30, 2006 and is therefore currently eligible for recoupment, provided that the total recoupment does not exceed any expense limitation, is as follows:

                                E.I.I. REALTY        E.I.I. INTERNATIONAL
                               SECURITIES FUND           PROPERTY FUND
                               ---------------           -------------
Year ended 2006                 $ 137,747                 $ 214,586
Year ended 2005                   182,824                   111,909
Year ended 2004                   144,536                        --
                                ---------                 ---------
Total                           $ 465,107                 $ 326,495
                                =========                 =========

                         E.I.I. REALTY SECURITIES TRUST

                                 JUNE 30, 2006

D. INVESTMENT TRANSACTIONS:

For the year ended June 30, 2006, the Funds made the following purchases and sales of investment securities, other than U.S. Government Securities and Short-Term Securities:

                                  E.I.I.  REALTY     E.I.I.  INTERNATIONAL
                                 SECURITIES  FUND        PROPERTY FUND
                                 ----------------        -------------
                Purchases           $24,480,554           $ 92,844,154
                Sales                62,102,939             11,511,364

E. DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the fiscal year ended June 30, 2006 and June 30, 2005 was as follows:

                               E.I.I. REALTY SECURITIES FUND         E.I.I. INTERNATIONAL PROPERTY FUND
                                     2006          2005                     2006           2005
                                     ----          ----                     ----           ----
Distributions paid from:
 Ordinary  income*              $  4,272,772  $  3,142,630             $  1,069,825     $   131,932
 Long term capital gains          17,173,618    18,226,476                   79,660              --
                                ------------  ------------             ------------     -----------
Total taxable distributions     $ 21,446,390  $ 21,369,106             $  1,149,485     $   131,932
                                ============  ============             ============     ===========


*For tax purposes, short term capital gains distributions, if any, are considered ordinary income distributions.

F. COMPONENTS OF DISTRIBUTABLE EARNINGS:

As of June 30, 2006 the components of accumulated earnings on a tax basis were as follows:

                                         E.I.I. REALTY      E.I.I. INTERNATIONAL
                                        SECURITIES FUND        PROPERTY FUND
                                        ---------------        -------------
Undistributed ordinary income           $    888,538            $ 3,521,230
Undistributed long term capital gains     14,423,520                509,062
Unrealized appreciation*                  16,831,227             22,659,133
                                        ------------            -----------
Total accumulated earnings              $ 32,143,285            $26,689,425
                                        ============            ===========

* The differences between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, outstanding return of capital adjustments from real estate investment trusts and mark to market of PFIC stocks.

G. POST OCTOBER LOSS:

Under the current tax law, capital and currency losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended June 30, 2006, the E.I.I. International Property Fund has elected to defer currency losses occurring between November 1, 2005 and June 30, 2006 in the amount of $38,848.

Such losses will be treated as arising on the first day of the fiscal year ended June 30, 2007.

H. TAX COST OF SECURITIES:

The aggregate cost, gross unrealized appreciation and depreciation and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis at June 30, 2006 for each Fund were as follows:

            FUND                        COST             APPRECIATION   (DEPRECIATION)          NET
------------------------------------------------------------------------------------------------------
E.I.I. Realty Securities Fund         $ 22,906,682        $17,261,049    $  (429,822)      $16,831,227
E.I.I. International Property Fund     133,803,547         24,401,569     (1,744,555)       22,657,014

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of

E.I.I. Realty Securities Trust

We have audited the accompanying statements of assets and liabilities of E.I.I. Realty Securities Trust, comprised of E.I.I. Realty Securities Fund and E.I.I. International Property Fund (collectively, the "Funds"), including the schedules of investments, as of June 30, 2006, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of E.I.I. Realty Securities Trust at June 30, 2006 and the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended and financial highlights for the each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                               [GRAPHIC OMITTED]
                                                        ERNST AND YOUNG LOGO ART

August 24, 2006

                         E.I.I. REALTY SECURITIES TRUST

                       ADDITIONAL INFORMATION (UNAUDITED)

                                 JUNE 30, 2006

TAX INFORMATION

The following tax information represents fiscal year end disclosures of various tax benefits passed through to shareholders at calendar year end.

The amount of long term capital gains designated for the E.I.I. Realty Securities Fund and E.I.I. International Property Fund are $20,882,292 and 588,722, respectively.

Of the distributions made by the E.I.I. Realty Securities Fund, 0.55% of each distribution may qualify for the dividends received deduction available to corporate shareholders.

If the Fund meets the requirements of section 853 of the Internal Revenue Code, the Fund may elect to pass through to its shareholders credits for foreign taxes paid. The total amount of income received by the E.I.I. International Property Fund from sources within foreign countries and possessions of the United States is $0.2257 per share (representing a total of $1,995,794). The total amount of taxes paid to such countries is $0.0155 per share (representing a total of $137,482).

The following tax information represents fiscal year end percentages and may differ from those provided to shareholders at calendar year end.

Of the distributions made by the E.I.I. Realty Securities Fund and E.I.I. International Property Fund, 5.99% and 100.00%, respectively, represent the amount of each distribution which may qualify for the 15% dividend income tax rate. These figures may differ from those cited elsewhere in this report due to differences in the calculation of income and capital gains for generally accepted accounting principles (book) purposes and federal income tax (tax) purposes.

E.I.I. REALTY SECURITIES TRUST PROXY VOTING GUIDELINES

E.I.I. Realty Securities, Inc., the Funds' Adviser, is responsible for exercising the voting rights associated with the securities held by each Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge, upon request, by calling 1-888-323-8912. It is also available on the SEC's web site at www.sec.gov.

In addition, each Fund's complete proxy voting record for the 12 months ended June 30, 2006 is available without charge, upon request, by calling toll free 1-888-323-8912. It is also available on the SEC's website at www.sec.gov.

E.I.I. REALTY SECURITIES TRUST QUARTERLY REPORTING OF PORTFOLIO HOLDINGS

The funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF INVESTMENT ADVISORY CONTRACT

At an in-person meeting held on May 15, 2006, the Board of Trustees (the "Trustees" or the "Board"), 60% of which is comprised of Trustees who are not "interested persons" (as defined by the Investment Company Act of 1940, as amended) (the "Independent Trustees"), of E.I.I. Realty Securities Trust (the "Trust") considered the annual approval of the continuation of the investment advisory agreement (the "Advisory Agreement") between the Trust, on behalf of E.I.I. Realty Securities Fund ("RSF") and E.I.I International Property Fund ("IPF") (the "Funds"), and E.I.I. Realty Securities, Inc. ("EII" or the "Adviser").

The Trustees reviewed with counsel to the Trust the information provided to them in connection with their review of the Advisory Agreement for the Fund, including: a legal memorandum setting forth the Trustees' responsibilities in considering approval of the Advisory Agreement; information on the Adviser, including Part II of the Form ADV; and comparative fee,

                         E.I.I. REALTY SECURITIES TRUST

                                 JUNE 30, 2006

expense and performance information provided by Lipper Inc. ("Lipper") based upon an 11 fund peer group selected by Lipper. The Board also met with representatives from the Adviser to discuss information about the firm's profitability and business plans, and staffing and investment performance issues.

The Board reviewed and considered the nature and extent of the investment advisory services provided by EII under the Advisory Agreement, including portfolio management, investment research and securities trading. The Trustees also reviewed and considered the nature and extent of the non-advisory, administrative services provided by EII under an administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities. (The Advisory Agreement and the administration agreement together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by EII with similar services provided by non-affiliated advisers, as reported to the Board by Lipper.

The Trustees reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of EII who provided the administrative and investment advisory services to the Funds. The Trustees determined that EII's portfolio managers and key personnel were well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Trustees concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Funds. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

The Trustees reviewed RSF's performance for the one, three, and five year periods ended March 31, 2006, and since inception, and IPF's performance for the one year period ended March 31, 2006, and since inception, as shown in reports provided by Lipper, compared to the performance of comparable funds selected by Lipper (the "performance peer group"), and noted that the Fund's performance was in the fifth quintile for the five year period and since inception, was in the third quintile for the three year period and was in the fourth quintile for the most recent one year period. The Trustees concluded that, although the Fund had underperformed the median to date, performance was improving and EII was addressing performance issues.

The Trustees reviewed the advisory and administrative fees (together, the "management fee") paid by the Fund and the total expense ratio of the Funds. The Board noted that: (i) the Funds' contractual management fee rates were higher than the median management fee rates for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Funds, as shown in the Lipper report for the Funds; but (ii) the Funds' total expense ratios were lower than the average total expense ratios of the funds included in each Fund's expense peer group because of fee waivers. The Trustees concluded that each Fund's management fee rate was competitive in light of the fact that EII managed the Funds so that the total expense ratio of each Fund was less than the total expense ratio of the funds in the expense peer group average. The Independent Trustees reviewed the structure of each Fund's management fee schedule under the Management Agreement and noted that it did not include any breakpoints, but that the Funds benefited from a fee waiver.

The Trustees considered and reviewed information concerning the costs incurred and profits realized by EII from its relationship with the Funds and concluded that the profits earned by EII were not excessive in light of the advisory, administrative and other services provided to the Funds.

The Trustees did not identify any so-called "fall-out benefits" derived by EII from its relationship with the Funds although it did consider whether EII realized any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Funds and/or other clients managed by EII would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Funds. The Trustees recognized that the receipt of such research from brokers might reduce EII's costs but concluded that the receipt of such research strengthens the investment management resources of EII, which might ultimately benefit the Funds and other funds and clients.

The Trustees considered whether EII was financially sound and had the resources necessary to perform its obligations under the Management Agreement. The Trustees noted that EII's operations remained profitable, although reduced assets under

                         E.I.I. REALTY SECURITIES TRUST

                                 JUNE 30, 2006

management   and   increased   expenses  in  recent  years  had  reduced   EII's
profitability. The Independent Trustees concluded that EII had the financial resources necessary to fulfill its obligations under the Management Agreement.

The Trustees also reviewed and considered the historical relationship between the Funds and EII, including the policies and procedures formulated and adopted by EII for managing each Fund's operations and the Trustees' confidence in the competence and integrity of the senior managers and key personnel of EII. The Board concluded that it was beneficial for the Funds to continue their relationship with EII.

The Board considered the controls and procedures adopted and implemented by EII and monitored by the Trust's Chief Compliance Officer and concluded that the conduct of business by EII indicated a good faith effort to adhere to high ethical standards in the conduct of the Fund's business.

The Independent Trustees then met in executive session with counsel to the Trust to discuss the renewal of the Advisory Agreement for each Fund. After the Independent Trustees' executive session, the full Board unanimously concluded, after considering and weighing all of the above factors, that it would be in the best interest of each Fund and its shareholders to approve the renewal of the Management Agreement for another year.

                         E.I.I. REALTY SECURITIES TRUST

TRUSTEE AND OFFICERS INFORMATION (unaudited)

Information pertaining to the Trustees and Officers of the Company is set forth below. The statement of additional information includes additional information about the Trustees and is available without charge, upon request, by calling
(888) 323-8912

------------------------------------------------------------------------------------------------------------------------------------
NAME, (AGE), ADDRESS AND         TERM OF            PRINCIPAL OCCUPATION(S)            NUMBER OF
POSITION(S) WITH COMPANY      OFFICE(1) AND           DURING PAST 5 YEARS            PORTFOLIOS IN             OTHER DIRECTORSHIPS
                                LENGTH OF                                             FUND COMPLEX               HELD BY TRUSTEE
                               TIME SERVED                                            OVERSEEN BY
                                                                                        TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Disinterested Trustee
------------------------------------------------------------------------------------------------------------------------------------
Warren K. Greene, 70          Since June      American Investors Fund LP (June                   Trustee, Renaissance Capital
Chairman &                    1998            2006 to present); Senior Vice                2     Greenwich Funds
Independent Trustee                           President, NorthCoast Asset
One Marshall Street                           Management, LLC (1995 to June
Old Greenwich, CT 06870                       2006).
------------------------------------------------------------------------------------------------------------------------------------
Joseph Gyourko, 49            Since June      Martin Bucksbaum Professor of Real                 N/A
Independent Trustee           1998            Estate & Finance,                            2
15 Forest Lane                                The Wharton School,
Swarthmore, PA  19081                         University of Pennsylvania

------------------------------------------------------------------------------------------------------------------------------------
Juan M. Meyer, 62             Since January   Executive Vice President, Asset                    Director, The Cathay Investment
Independent Trustee           2006            Management Advisors (2003 to                 2     Fund, Ltd., Trustee, Northern
71 Ridgeview Avenue                           present); President, Eagle Capital                 Trust Multi-Advisor Funds.
Greenwich, CT 06830                           International, LLC (1985 to 2003)
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Christian A. Lange, 66        Since           Managing Director, E.I.I. Realty                   Director, EII Voyager U.S. Leaders
Trustee, Chief Investment     November 2003   Securities, Inc., June 1993 to               2     Equity Company, Director &
Officer                                       present; President and Managing                    Chairman of Amadeus Capital Vision
717 Fifth Avenue                              Director, European Investors Inc.,                 PLC, Director GPA Fund Managers
New York, NY  10022                           April 1983 to present.                             Ltd.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Richard J. Adler, 59          Since July      Managing Director, E.I.I. Realty                   Director, EII Voyager U.S. Leaders
Chief Executive Officer  &    2004            Securities, Inc., June 1993 to               2     Equity Company
President                                     present; Managing Director,
717 Fifth Avenue                              European Investors Incorporated
New York, NY  10022                           and Vice President, European
                                              Investors Corporate Finance Inc.,
                                              April 1983 to present.
------------------------------------------------------------------------------------------------------------------------------------
Lynn P. Marinaccio, 49        Since           Director of Client Services,                       N/A
Secretary                     February 2003   E.I.I. Realty Securities, Inc.,              2
717 Fifth Avenue                              December 1996 to present; Vice
New York, NY 10022                            President, MIMCO (1995 to 1996)
------------------------------------------------------------------------------------------------------------------------------------
Michael J. Meagher, 44        Since May 2003  Vice President and Director of                     N/A
Treasurer & Chief                             Fund Administration and                      2
Compliance Officer                            Compliance, E.I.I. Realty
717 Fifth Avenue                              Securities, Inc, March 2003 to
New York, NY 10022                            present; Vice President, JP Morgan
                                              Investment Management (1993 to
                                              2002)
------------------------------------------------------------------------------------------------------------------------------------

1 Each Trustee and officer shall hold office until his successor shall have been elected and qualified.

INVESTMENT ADVISER & ADMINISTRATOR
----------------------------------
E.I.I. Realty Securities, Inc.
717 Fifth Avenue
10th Floor
New York, NY 10022
(212) 644-0794

SUB-ADMINISTRATOR
-----------------
PFPC Inc.
4400 Computer Drive
Westborough, MA 01581-5120

TRANSFER AGENT
--------------
PFPC Inc.
Box 9792
Providence, RI 02860

CUSTODIAN
---------
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

DISTRIBUTOR
-----------
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

LEGAL COUNSEL
-------------
Kramer, Levin, Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
---------------------------------------------
Ernst & Young LLP
5 Times Square
New York, NY 10036

OFFICERS & TRUSTEES
-------------------
Richard J. Adler, PRESIDENT
& CHIEF EXECUTIVE OFFICER
Lynn P. Marinaccio, SECRETARY
Michael J. Meagher, TREASURER
& CHIEF COMPLIANCE OFFICER
Warren K. Greene,
CHAIRMAN & INDEPENDENT TRUSTEE
Joseph Gyourko, INDEPENDENT TRUSTEE
Christian A. Lange, TRUSTEE
Juan M. Meyer, INDEPENDENT TRUSTEE

                                 E.I.I. REALTY
                                SECURITIES TRUST
                                  888-323-8912

This report is submitted for the information of shareholders of E.I.I. Realty Securities Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus. The prospectus includes more complete information regarding the Fund's objectives and policies, charges, expenses and other data. Please read the prospectus carefully before you invest or send money.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that Warren Greene is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     The aggregate fees billed for the fiscal years ended June 30, 2005 and June 30, 2006 for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $50,000 and $62,000, respectively.

AUDIT-RELATED FEES

     The aggregate fees billed in the fiscal years ended June 30, 2005 and June 30, 2006 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 and $0, respectively.

TAX FEES

     The aggregate fees billed in the fiscal years ended June 30, 2005 and June 30, 2006 for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $6,000 and $6,000, respectively.

ALL OTHER FEES

     The aggregate fees billed in the fiscal years ended June 30, 2005 and June 30, 2006 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 and $0, respectively.

  (e)(1) All pre approvals described in paragraph (c)(7) of Rule 2-01 of Regulation S-X will be done by the Audit Committee on an ad hoc basis.

  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) Not applicable.

                           (c)  0%

                           (d) Not applicable.

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was 0.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2005 and $0 for 2006.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, that is the subject of disclosure required by Item 2, filed as exhibit (a)(1) to the Registrant's Form N-CSR, filed on September 9, 2004 (Accession No. 0000935069-04-001457) is
              incorporated herein by reference.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) EII REALTY SECURITIES TRUST
             -------------------------------------------------------------------
By (Signature and Title)*  /S/ RICHARD J. ADLER
                           -----------------------------------------------------
                           Richard J. Adler, Chief Executive Officer
                           (principal executive officer)

Date              SEPTEMBER 6, 2006
             -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ RICHARD J. ADLER
                           -----------------------------------------------------
                           Richard J. Adler, Chief Executive Officer
                           (principal executive officer)

Date              SEPTEMBER 6, 2006
             -------------------------------------------------------------------

By (Signature and Title)*  /S/ MICHAEL J. MEAGHER
                           -----------------------------------------------------
                            Michael J. Meagher, Vice President and Treasurer (principal financial officer)

Date              SEPTEMBER 6, 2006
             -------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.